Long-Term Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-Term Debt

9. Long-Term Debt

Long-term debt is as follows:

	December 31,
	2018	2017
Mortgage payable, due January 2019, annual interest 11.5%	$—	$9,537
Unamortized deferred financing costs	—	(105)

	—	9,432
Less current portion of long-term debt	—	(9,432)

Total	$—	$—

In December 2016, Tilray Canada, Ltd. entered into a mortgage for an amount of $8,909 ($12,000 CAD) with an annual interest rate of 11.5% maturing in June 2018. In July 2018, the Company entered into a Mortgage Loan Extension Agreement to extend the mortgage. The term of the mortgage was extended for a further period of six months to January 1, 2019 with a renewal fee of CAD $90, or .75 basis points of the loan balance.

The mortgage was secured by a deed of trust on all assets of Tilray Canada, Ltd. and was guaranteed by Privateer Holdings. The carrying value of the mortgage approximates its fair value because the interest rate on the mortgage is equivalent to current market rates. In October 2018, the Company repaid the outstanding mortgage balance.